Significant restructuring transaction, mergers and acquisitions and equity investments- Equity investments and others (Details)
$ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions
		1 Months Ended																																5 Months Ended		9 Months Ended	12 Months Ended
	Feb. 01, 2017	May 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Jan. 31, 2018 HKD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CNY (¥)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	May 31, 2017 $ / shares	May 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Jan. 31, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Sep. 30, 2016 CNY (¥)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥) $ / shares	May 31, 2016 CNY (¥) $ / shares	May 31, 2016 CNY (¥) shares	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 30, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	May 31, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)	Oct. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2016	Mar. 31, 2016 CNY (¥)	Feb. 29, 2016 CNY (¥)	Jun. 30, 2015
Investment
Carrying value as equity method investment				¥ 79,758,000,000													¥ 84,964,000,000																					¥ 79,758,000,000		¥ 84,964,000,000									¥ 58,197,000,000
Cash consideration																																						17,300,000,000		41,836,000,000	¥ 3,055,000,000
Equity financing																																								11,189,000,000
Pledge of collateral to PRC bank for its loan | One of the founders of the Company
Investment
Investment in wealth management products, aggregate principal amount																																	¥ 7,300,000,000
Investment in wealth management products, early redeemed amount																		¥ 420,000,000
Investment in wealth management products, interest rate per annum																																	5.00%
Investment in wealth management products, maturity term																																	5 years
Related party's PRC bank loan																																	¥ 6,900,000,000
Loan agreement | One of the founders of the Company
Investment
Loan balances				¥ 1,137,000,000													¥ 749,000,000																					¥ 1,137,000,000		749,000,000									¥ 0
Loan agreement | One of the founders of the Company | Maximum
Investment
Principal amount																																	¥ 2,000,000,000
Wanda Film
Investment
Equity interest (as a percent)				8.00%																																		8.00%
Purchase consideration, cost method				¥ 4,676,000,000
Easyhome
Investment
Equity interest (as a percent)				10.00%																																		10.00%
Purchase consideration, cost method				¥ 3,635,000,000
OFO | Preferred shares
Investment
Purchase consideration, cost method																																					$ 343	¥ 2,272,000,000
Equity interest on a fully diluted basis (as a percent)				12.00%																																		12.00%
Sun Art
Investment
Cash consideration					$ 2	¥ 2,000,000
Ownership of investee upon completion of transaction (as a percent)																																										31.00%	31.00%
Direct ownership of investee upon completion of transaction (as a percent)																																										21.00%	21.00%
Allocated to net assets acquired																																											¥ 12,999,000,000
Sun Art | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																																											2,499,000,000
Sun Art | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																																											2,953,000,000
Sun Art | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																																											¥ 2,187,000,000
Sun Art | A-RT Retail Holdings Limited
Investment
Cost of equity interest																																												$ 19,303	¥ 16,264,000,000
Equity interest held in subsidiary (as a percentage)																																												51.00%	51.00%
CMC | Preferred shares
Investment
Purchase consideration, cost method								$ 165	¥ 1,093,000,000																			$ 197	¥ 1,270,000,000
Equity interest on a fully diluted basis (as a percent)				21.00%																																		21.00%
Yiguo
Investment
Purchase consideration, cost method									1,977,000,000
Equity interest on a fully diluted basis (as a percent)				35.00%																																		35.00%
China Unicom | Ordinary Shares
Investment
Purchase price											¥ 4,325,000,000
Equity interest (as a percent)										2.00%																																				2.00%
Souche | Preferred shares
Investment
Purchase consideration, cost method										$ 241	1,596,000,000
Equity interest on a fully diluted basis (as a percent)										27.00%																																				27.00%
Magic Leap
Investment
Purchase consideration, cost method										$ 68	¥ 451,000,000
Equity interest on a fully diluted basis (as a percent)				9.00%																																		9.00%
Magic Leap | Convertible preferred shares
Investment
Purchase consideration, cost method																												$ 430	2,775,000,000
Best Logistics
Investment
Equity interest (as a percent)												23.00%																																			23.00%
Carrying value as equity method investment												$ 256																																			¥ 1,679,000,000
Ownership of investee upon completion of transaction (as a percent)				28.00%																																		28.00%
Fair value of investment securities accounted for under the equity method										$ 215																																				¥ 1,420,000,000
Allocated to net assets acquired																																														629,000,000	1,035,000,000
Purchase consideration, equity method												100	¥ 657,000,000
Best Logistics | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																																														652,000,000	1,072,000,000
Best Logistics | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																																														270,000,000	443,000,000
Best Logistics | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																																														¥ 131,000,000	¥ 214,000,000
Best Logistics | Cainiao Network
Investment
Equity interest (as a percent)										5.00%																																				5.00%
Tokopedia | Preferred shares
Investment
Purchase consideration, cost method																																					445	¥ 2,920,000,000
Value of the shares agreed to subscribe | $																																					$ 500
Period for additional investment from initial investment																																					24 months	24 months
Didi Chuxing
Investment
Purchase consideration, cost method																																					$ 400	¥ 2,652,000,000	$ 400	¥ 2,652,000,000
Equity interest on a fully diluted basis (as a percent)				5.00%																																		5.00%
Proceeds from disposal												$ 639	4,198,000,000
Gain arising from disposal													¥ 2,096,000,000
Cainiao Network
Investment
Equity interest (as a percent)																										47.00%																							47.00%
Cost of equity interest																																																	¥ 6,992,000,000	¥ 2,400,000,000
Gain arising from disposal																											¥ 448,000,000
Onshore Retail Fund
Investment
Equity interest (as a percent)				20.00%																																		20.00%
Total cash consideration				¥ 462,000,000
Amount committed																																			¥ 1,600,000,000
Offshore Retail Fund
Investment
Equity interest (as a percent)				19.00%																																		19.00%
Total cash consideration | $			$ 77
Amount committed | $																																										$ 200
Ele.me | Company and Ant Financial
Investment
Total investment consideration | $		$ 5,500
Ele.me | Preferred shares
Investment
Purchase consideration, cost method																					$ 360	¥ 2,394,000,000				$ 540	¥ 3,512,000,000							$ 864	5,824,000,000
Equity interest on a fully diluted basis (as a percent)				27.00%																	20.00%	20.00%																27.00%
Ele.me | Preferred shares | Company and Ant Financial
Investment
Purchase consideration, cost method																																		$ 1,200	¥ 8,090,000,000
Ele.me | Commitment to subscribe shares | Preferred shares
Investment
Amount committed																										900																							¥ 5,891,000,000
Ele.me | Commitment to subscribe shares | Preferred shares | Company and Ant Financial
Investment
Amount committed | $																										$ 1,250
Paytm Mall
Investment
Equity interest on a fully diluted basis (as a percent)				31.00%																																		31.00%
Commitment made by the Company to invest, amount | $			45
Total cash consideration			$ 10	¥ 63,000,000
Paytm Mall | Ordinary Shares
Investment
Equity interest (as a percent)																	8.00%																							8.00%
Paytm Mall | Preferred shares
Investment
Purchase consideration, cost method																$ 177	¥ 1,220,000,000
RRS
Investment
Equity interest (as a percent)				31.00%														10.00%																				31.00%
Equity interest exchanged from convertible and exchangeable bond (as a percent)																		24.00%
Percentage of equity interest upon exchange of convertible and exchangeable bond	34.00%
Cost of equity interest																		¥ 1,225,000,000
Allocated to net assets acquired																		724,000,000
Purchase consideration, equity method															¥ 340,000,000
Equity interest (as a percent)																																																2.00%
RRS | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																		296,000,000
RRS | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																		312,000,000
RRS | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																		¥ 107,000,000
Sanjiang
Investment
Percentage of equity interest acquired																		9.00%
Allocated to net assets acquired																		¥ 149,000,000
Purchase consideration, equity method																		439,000,000
Commitment made by the Company to invest, amount																			¥ 1,960,000,000
Ownership to be acquired (as a percent)																			32.00%
Sanjiang | Goodwill, amortizable intangible assets and the corresponding deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																		¥ 290,000,000
YTO Express
Investment
Equity interest (as a percent)																																12.00%
Purchase consideration, cost method																																¥ 1,500,000,000
Purchase price																				¥ 420,000,000
Equity interest converted from registered capital (as a percent)																				10.00%
Equity interest (as a percent)																				11.00%
Suning
Investment
Allocated to net assets acquired																								¥ 12,778,000,000	¥ 12,778,000,000
Number of shares agreed to be subscribed by investee | shares																									26.3
Percentage of equity interest in the Company																									1.10%
Cash consideration (USD per share) | $ / shares																								¥ 81.51
Investment cost recognized as an issuance of treasury shares																																							$ 429	¥ 2,823,000,000
Equity interest disposed by investee							¥ 590,000,000
Suning | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																								¥ 5,100,000,000	¥ 5,100,000,000
Suning | Goodwill
Investment
Difference between equity method carrying amount and underlying equity in net assets																								9,113,000,000	9,113,000,000
Suning | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																								¥ 1,582,000,000	1,582,000,000
Suning | Ordinary Shares | Investment agreement with Suning
Investment
Total cash consideration																									¥ 28,200,000,000
Ownership to be acquired (as a percent)																									19.99%
Intime
Investment
Percentage of equity interest upon conversion of convertible bond																							28.00%
Cost of equity interest																							¥ 4,758,000,000
Allocated to net assets acquired																							¥ 4,934,000,000
Equity interest (as a percent)																								9.90%	9.90%
Conversion price (in HKD per share) | $ / shares																							¥ 7.13
Share price, cancellation (in HKD per share) | $ / shares														$ 10.00
Intime | Amortizable intangible assets
Investment
Difference between equity method carrying amount and underlying equity in net assets																							¥ 250,000,000
Intime | Deferred tax liabilities
Investment
Difference between equity method carrying amount and underlying equity in net assets																							¥ 426,000,000
Limited partnership managed by founder of CMC | Limited partnership
Investment
Equity interest (as a percent)				21.00%																																		21.00%
Purchase consideration, equity method									¥ 590,000,000																				¥ 1,250,000,000
Shiji Information | Ordinary Shares
Investment
Percentage of equity interest acquired																														13.00%
Purchase price																														¥ 2,389,000,000
Huayi Brothers | Ordinary Shares
Investment
Percentage of equity interest acquired																															4.00%
Purchase price																															¥ 1,533,000,000
Koubei
Investment
Equity interest (as a percent)				38.00%																																		38.00%													49.60%
Gain recognized in relation to the contribution of businesses																																									¥ 128,000,000
Purchase consideration, equity method																																				¥ 3,000,000,000
Koubei | Ant Financial
Investment
Equity interest (as a percent)																																																			49.60%